Investments (Changes in Net Unrealized Investment Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes In Net Unrealized Investment Gains Losses Included In Accumulated Other Comprehensive Loss [Abstract]
Balance at January 1,	$ 16,235	$ 8,414	$ 14,419
Fixed maturity securities on which noncredit OTTI losses have been recognized	36	106	143
Unrealized investment gains (losses) during the year	(11,662)	15,521	(17,618)
Unrealized investment gains (losses) relating to:
Future policy benefits	2,723	(1,988)	5,151
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	4	(10)	(13)
DAC, VOBA and DSI	673	(756)	1,295
Policyholder dividend obligation	1,372	(1,384)	2,057
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(15)	(31)	(46)
Deferred income tax benefit (expense)	2,405	(3,600)	3,017
Net unrealized investment gains (losses)	11,771	16,272	8,405
Net unrealized investment gains (losses) attributable to noncontrolling interests	2	(37)	9
Balance at December 31,	11,773	16,235	8,414
Change in net unrealized investment gains (losses)	(4,464)	7,858	(6,014)
Change in net unrealized investment gains (losses) attributable to noncontrolling interests	2	(37)	9
Change in net unrealized investment gains (losses) attributable to MetLife, Inc.	$ (4,462)	$ 7,821	$ (6,005)